Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Land	$ 83,721	$ 87,235
Buildings and improvements	144,543	147,670
Projects under construction	6,683	1,764
Total investments in properties	234,947	236,669
Less accumulated depreciation and depletion	28,394	26,755
Net investments in properties	206,553	209,914
Real estate held for investment, at cost	7,167	7,176
Investment in joint ventures	88,884	13,406
Net real estate investments	302,604	230,496
Cash and cash equivalents	22,547	4,524
Cash held in escrow	202	333
Accounts receivable, net	564	615
Investments available for sale at fair value	165,212	0
Federal and state income taxes receivable	9,854	2,962
Unrealized rents	53	223
Deferred costs	773	2,708
Other assets	455	179
Assets of discontinued operations	3,224	176,694
Total assets	505,488	418,734
Liabilities:
Line of credit payable	0	0
Secured notes payable, current portion	0	125
Secured notes payable, less current portion	88,789	90,029
Accounts payable and accrued liabilities	3,545	2,081
Environmental remediation liability	100	2,037
Deferred revenue	27	107
Deferred income taxes	27,981	25,982
Deferred compensation	1,450	1,457
Tenant security deposits	53	54
Liabilities of discontinued operations	288	32,280
Total liabilities	122,233	154,152
Commitments and contingencies (Note 13 & 14)
Equity:
Common stock, $.10 par value; 25,000,000 shares authorized, 9,969,174 and 10,014,667 shares issued and outstanding, respectively	997	1,001
Capital in excess of par value	58,004	55,636
Retained earnings	306,307	186,855
Accumulated other comprehensive income (loss), net	(701)	38
Total shareholders' equity	364,607	243,530
Noncontrolling interest MRP	18,648	21,052
Total Equity	383,255	264,582
Total liabilities and shareholders' equity	$ 505,488	$ 418,734